Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Property, Plant and Equipment

	Buildings	Plant and machinery	Furniture, fixtures and equipment	Motor vehicles	Construction in progress	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
COST
As of January 1, 2018	953,260	1,361,974	6,738	13,197	34,970	2,370,139
Additions	—	789	—	—	1,169	1,958
Transfer	—	36,139	—	—	(36,139)	—
Disposals	—	(146,855)	—	(885)	—	(147,740)

As of December 31, 2018	953,260	1,252,047	6,738	12,312	—	2,224,357
Additions	—	114,467	461	—	—	114,928
Disposals	—	(11,423)	(118)	(1,024)	—	(12,565)

As of December 31, 2019	953,260	1,355,091	7,081	11,288	—	2,326,720

ACCUMULATED DEPRECIATION AND IMPAIRMENT
As of January 1, 2018	340,857	739,014	6,055	11,439	—	1,097,365
Provided for the year	48,377	97,129	108	461	—	146,075
Eliminated on disposal	—	(117,245)	—	(841)	—	(118,086)

As of December 31, 2018	389,234	718,898	6,163	11,059	—	1,125,354
Provided for the year	48,377	88,023	56	116	—	136,572
Eliminated on disposal	—	(10,852)	(112)	(973)	—	(11,937)

As of December 31, 2019	437,611	796,069	6,107	10,202	—	1,249,989

CARRYING VALUE
As of December 31, 2018	564,026	533,149	575	1,253	—	1,099,003

As of December 31, 2019	515,649	559,022	974	1,086	—	1,076,731

	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
As of December 31, 2019	74,069	80,298	140	156	—	154,663

Estimated Useful Lives of Property, Plant and Equipment
Depreciation is provided to the above items of property, plant and equipment other than construction in progress so as to write off the cost of assets, over their estimated useful lives and after taking into account their estimated residual value of 5%, using the straight-line method, on the following bases:

Buildings	20 years or the remaining period of the leases, if shorter
Plant and machinery	3 to 13 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years